Bank Borrowing - Additional Information (Detail) ¥ in Millions	Dec. 18, 2017 USD ($)	Jul. 19, 2017 USD ($)	Jul. 19, 2017 CNY (¥)	Jan. 05, 2017 USD ($)	Dec. 23, 2016 USD ($)	Jun. 24, 2016	Jun. 24, 2015	Jun. 22, 2015 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Dec. 18, 2017 CNY (¥)	Nov. 17, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jan. 05, 2017 CNY (¥)	Dec. 23, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 14,900,000			¥ 300.0
Line of credit facility, current borrowing | ¥								¥ 103.6
Line of credit facility, interest rate				2.91%	1.997%			3.625%
Line of credit facility, effective period				12 months	12 months		3 years
Term deposit used as collateral					$ 1,738,000												¥ 11.6	$ 15,577,000	¥ 103.6
Line of credit facility, maximum borrowing capacity				$ 15,200,000	15,000,000
Long term bank borrowing, fair value															$ 19,930,000
Bank borrowing, fair value															$ 29,947,000			$ 15,503,000
Subsequent Event
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity														$ 40,000,000
Line of credit facility, interest rate	2.82%
Line of credit facility, effective period	12 months
Line of credit facility, maximum borrowing capacity	$ 20,100,000
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Debt Instrument [Line Items]
Term deposit used as collateral				$ 15,301,000	17,540,000											¥ 101.8	116.7
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") | Subsequent Event
Debt Instrument [Line Items]
Term deposit used as collateral	$ 20,246,000												¥ 134.7
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") | Term Loan
Debt Instrument [Line Items]
Line of credit facility, interest rate						3.00%
Term deposit used as collateral					$ 34,855,000												¥ 231.9
Beijing Zhengbao Yucai Education Technology Co Ltd ("Zhengbao Yucai")
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 19,930,000	¥ 132.6
Line of Credit Facility, Initiation Date		Jul. 21, 2017	Jul. 21, 2017
Line of Credit Facility, Expiration Date		Jul. 20, 2020	Jul. 20, 2020
Term loan agreement interest rate		11.00%	11.00%
Equity interest percentage		80.00%	80.00%
Beijing Zhengbao Yucai Education Technology Co Ltd ("Zhengbao Yucai") | Scenario, Forecast
Debt Instrument [Line Items]
Long term bank borrowing, fair value									$ 12,415,000	¥ 82.6	$ 7,515,000	¥ 50.0